Risk management - COVID-19 risk and customer support management (Details) - Credit risk € in Millions, customer in Millions	Dec. 31, 2020 EUR (€) customer
Credit risk
Total amount of payment moratoria	€ 112,000
Percentage of payment moratoria granted that expired	79.00%
Payment moratoria, of which expired	€ 89,000
Financial instruments credit-impaired
Credit risk
Payment moratoria, performance percentage	3.00%
Mortgages
Credit risk
Percentage of outstanding loans under moratoria	60.00%
Loans under government programs
Credit risk
Total portfolio	€ 38,314
Loans under government programs | Average
Credit risk
Percentage of guarantee coverage	81.00%
Grupo Santander
Credit risk
Number of clients granted with payment moratoria | customer	4.8
Total amount of payment moratoria	€ 111,837
Percentage to lending porfolio	12.00%
Total portfolio	€ 879,810
Payment moratoria, of which expired	€ 88,509
Grupo Santander | Average | Government customers
Credit risk
Number of clients granted with payment moratoria | customer	1.6
Total amount of payment moratoria	€ 70,178
Grupo Santander | Mortgages
Credit risk
Number of clients granted with payment moratoria | customer	0.7
Total amount of payment moratoria	€ 69,938
Percentage to lending porfolio	22.00%
Total portfolio	€ 312,949
Payment moratoria, of which expired	€ 55,020
Grupo Santander | Mortgages | Government customers
Credit risk
Number of clients granted with payment moratoria | customer	0.5
Total amount of payment moratoria	€ 56,936
Grupo Santander | Consumer
Credit risk
Number of clients granted with payment moratoria | customer	3.9
Total amount of payment moratoria	€ 19,951
Percentage to lending porfolio	9.00%
Total portfolio	€ 230,372
Payment moratoria, of which expired	€ 17,642
Grupo Santander | Consumer | Government customers
Credit risk
Number of clients granted with payment moratoria | customer	1.0
Total amount of payment moratoria	€ 4,060
Grupo Santander | SMEs & Corporate
Credit risk
Number of clients granted with payment moratoria | customer	0.2
Total amount of payment moratoria	€ 21,948
Percentage to lending porfolio	7.00%
Total portfolio	€ 336,489
Payment moratoria, of which expired	€ 15,847
Grupo Santander | SMEs & Corporate | Government customers
Credit risk
Number of clients granted with payment moratoria | customer	0.1
Total amount of payment moratoria	€ 9,182
Grupo Santander | Individuals
Credit risk
Total amount of payment moratoria	89,889
Total portfolio	543,321
Payment moratoria, of which expired	€ 72,662